28. LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Loss Per Share
Schedule of earnings per share
Continued operations	12.31.18	12.31.17	12.31.16
Basic numerator
Loss for the year attributable to controlling shareholders	(2,115.0)	(984.2)	(107.8)

Basic denominator
Common shares	812,473,246	812,473,246	812,473,246
Weighted average number of outstanding shares - basic (except treasury shares)	811,294,251	803,559,763	801,903,266
Loss per share basic - R$	(2.60691)	(1.22486)	(0.13442)

Diluted numerator
Loss for the year attributable to controlling shareholders	(2,115.0)	(984.2)	(107.8)

Diluted denominator
Weighted average number of outstanding shares - basic (except treasury shares)	811,294,251	803,559,763	801,903,266
Weighted average number of outstanding shares - diluted	811,294,251	803,559,763	801,903,266
Loss per share diluted - R$	(2.60691)	(1.22486)	(0.13442)

Discontinued operations	12.31.18	12.31.17	12.31.16
Basic numerator
Loss for the year attributable to controlling shareholders	(2,333.1)	(141.3)	(264.6)

Basic denominator
Common shares	812,473,246	812,473,246	812,473,246
Weighted average number of outstanding shares - basic (except treasury shares)	811,294,251	803,559,763	801,903,266
Loss per share basic - R$	(2.87577)	(0.17588)	(0.32996)

Diluted numerator
Loss for the year attributable to controlling shareholders	(2,333.1)	(141.3)	(264.6)

Diluted denominator
Weighted average number of outstanding shares - basic (except treasury shares)	811,294,251	803,559,763	801,903,266
Weighted average number of outstanding shares - diluted	811,294,251	803,559,763	801,903,266
Loss per share diluted - R$	(2.87577)	(0.17588)	(0.32996)

	12.31.18	12.31.17	12.31.16
Basic numerator
Loss for the year attributable to controlling shareholders	(4,448.1)	(1,125.6)	(372.4)

Basic denominator
Common shares	812,473,246	812,473,246	812,473,246
Weighted average number of outstanding shares - basic (except treasury shares)	811,294,251	803,559,763	801,903,266
Loss per share basic - R$	(5.48267)	(1.40073)	(0.46437)

Diluted numerator
Loss for the year attributable to controlling shareholders	(4,448.1)	(1,125.6)	(372.4)

Diluted denominator
Weighted average number of outstanding shares - basic (except treasury shares)	811,294,251	803,559,763	801,903,266
Weighted average number of outstanding shares - diluted	811,294,251	803,559,763	801,903,266
Loss per share diluted - R$	(5.48267)	(1.40073)	(0.46437)